Investment in Associates	12 Months Ended
Apr. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investment in Associates

5.           Investment in associates

The Company has an investment in Litoral pursuant to the assignment agreement discussed above, so that the Company holds 38% of the issued and outstanding shares of Litoral’s common stock.  Investments in associates are measured according to the equity method of accounting so that the carrying amount of the investment represents the Company’s proportionate share of the enterprises’ net assets using rules of ASC Topic 323-10 (pre-codification: APB Opinion No. 18), The Equity Method of Accounting for Investments in Common Stock.

Both at the date of our initial investment in Litoral and as at April 30, 2012 Litoral reports a Shareholder’s Deficit so that our investment in Litoral is reflected as $0 (zero).

Carrying amount of investment:
October 4, 2011	$-
Additions during the year	-
Balance, April 30, 2012	-

Litoral has provided the following summary of its enterprise value as of April 30, 2012:

Associate	Assets	Liabilities	Shareholders’ Deficit	Revenue	Loss for the year
Plata Litoral	$202,114	$376,931	$(174,817)	$-	$(1,253,410)